PAINEWEBBER CASHFUND, INC.                                         ANNUAL REPORT


                                                                    May 14, 1997

Dear Shareholder,

We are pleased to present you with the annual report for PaineWebber Cashfund, Inc. (the "Fund") for the year ended March 31, 1997.

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------

Overall, the volatile nature of the Treasury market over the 12-month period ended March 31, 1997 made for a sentiment-driven market. Mid-period, signs of strength in employment and housing, coupled with healthy retail and capital spending, created concern that the Federal Reserve Board (the "Fed") would raise rates. Inflation fears persisted and the Fed eventually raised interest rates at the end of March. By the end of the reporting period, however it appeared that wages were not in danger of rising and triggering inflation. At this writing, the Fed had not raised rates a second time.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

The Fund's current yield for the seven-day period ended March 31, 1997 was 4.89%. Despite market volatility the Fund's yield was slightly higher compared to the same seven-day period last year. The Fund maintained a weighted average maturity of 46 days as of March 31, 1997.

The Fund invests exclusively in high-grade money market instruments with remaining maturities of 13 months or less. These instruments include U.S. government securities, obligations of U.S. banks, commercial paper and other short-term corporate obligations, variable and floating rate securities and participation interests or repurchase agreements. Investment decisions in the Fund during the period continued to be dominated by credit quality and liquidity. Although we were interested in maintaining higher yields, we did not do so by sacrificing the Fund's emphasis on security, quality and liquidity.

ANNUAL REPORT

OUTLOOK
--------------------------------------------------------------------------------

The Fed's decision first to raise short-term interest rates in late March and then to leave them steady spurred some market volatility. We expect that this volatility will continue. Currently, we plan to maintain the Fund's neutral to slightly longer weighted average maturity as short-term rates find stability.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,





/s/Margo N. Alexander                            /s/Dennis L. McCauley

MARGO N. ALEXANDER                               DENNIS L. McCAULEY
President,                                       Managing Director and Chief Investment,
Mitchell Hutchins Asset Management Inc.          Officer--Fixed Income,
                                                 Mitchell Hutchins Asset Management Inc.



/s/Susan P. Ryan                                 /s/Kris Dorr

SUSAN P. RYAN                                    KRIS DORR
Senior Vice President, Taxable Money Funds,      Portfolio Manager,
Mitchell Hutchins Asset Management Inc.          PaineWebber Cashfund, Inc.

PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS                                           MARCH 31, 1997

 PRINCIPAL                                        MATURITY         INTEREST
AMOUNT (000)                                       DATES            RATES            VALUE
------------                                   --------------   --------------   --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 8.97%

                                                03/05/98 to        5.200 to
   $35,000     U.S. Treasury Bills...........     04/02/98         5.570%@       $   33,157,885
   15,000      Federal Farm Credit Bank*.....     04/01/97          5.335            14,999,377
                                                12/02/97 to
   20,500      Federal Farm Credit Bank......     02/27/98          5.400            19,969,985
                                                10/16/97 to
  155,350      Federal Home Loan Bank........     03/24/98      5.260 to 5.910      155,109,746
   10,000      Federal Home Loan Mortgage
                 Corporation.................     08/28/97          5.640             9,990,048
   60,000      Federal National Mortgage
                 Association*................     04/01/97      5.590 to 5.630       59,987,339
  120,520      Student Loan Marketing
                 Association*................     04/01/97      5.560 to 5.610      120,503,441
   58,000      Student Loan Marketing           01/08/98 to
                 Association.................     03/20/98      5.750 to 5.850       58,000,000
                                                                                 --------------
                                                                                    471,717,821
Total U.S. Government and Agency Obligations
(cost -- $471,717,821).......................
                                                                                 --------------

DOMESTIC BANK NOTES -- 7.33%
                                                05/05/97 to
   95,000      Bank of America, Illinois.....     12/29/97      5.400 to 5.660       94,984,577
   90,000      Bank of America National Trust   04/02/97 to
                 & Savings Association.......     05/07/97      5.310 to 5.500       89,999,969
   24,000      Bank One, Milwaukee, N.A.*....     04/01/97          5.600            23,997,754
   30,000      Comerica Bank of Detroit......     07/11/97          6.150            30,002,217
                                                04/17/97 to
   71,800      F.C.C. National Bank..........     03/25/98      5.500 to 6.000       71,781,101
   30,000      Fifth Third Bank of
                 Northwestern Ohio, N.A......     04/10/97          5.320            29,999,994
   15,000      Harris Trust & Savings Bank...     06/17/97          6.040            14,998,187
   10,000      Key Bank, N.A.................     11/04/97          5.600            10,000,399
   20,000      PNC Bank, N.A.*...............     04/03/97          5.378            19,997,863
                                                                                 --------------
                                                                                    385,762,061
Total Domestic Bank Notes (cost --
$385,762,061) ...............................
                                                                                 --------------

DOMESTIC BANKERS ACCEPTANCES -- 0.32%
   17,150      Chase Manhattan Corporation      04/28/97 to
                 (cost -- $17,007,604).......     06/13/97          5.290            17,007,604
                                                                                 --------------

DOMESTIC CERTIFICATES OF DEPOSIT -- 3.48%
                                                10/15/97 to
   61,000      Bankers Trust Company*........     12/10/97      5.700 to 5.760       60,987,122
   15,000      Chase Manhattan Bank New
                 York........................     04/09/97          5.400            14,999,252
   82,000      Morgan Guaranty Trust            04/10/97 to
                 Company.....................     03/19/98      5.300 to 5.910       82,008,812
   25,000      Wachovia Bank North Carolina,
                 N.A.........................     04/15/97          5.330            25,000,096
                                                                                 --------------
                                                                                    182,995,282
Total Domestic Certificates of Deposit (cost
-- $182,995,282).............................
                                                                                 --------------

COMMERCIAL PAPER@ -- 70.99%
AGRICULTURE -- 1.29%

   19,000      Cargill Financial Services
                 Corporation.................     04/07/97          5.530            18,982,488
                                                04/04/97 to
   49,000      Cargill Incorporated..........     05/08/97      5.290 to 5.550       48,917,568
                                                                                 --------------
                                                                                     67,900,056
                                                                                 --------------
ASSET-BACKED -- 6.80%

   59,600      Asset Securitization             04/01/97 to
                 Cooperative Corporation.....     04/08/97      5.320 to 5.570       59,557,611
  105,685      Delaware Funding                 04/09/97 to
                 Corporation.................     05/14/97      5.320 to 5.850      105,392,583

PAINEWEBBER CASHFUND, INC.

 PRINCIPAL                                        MATURITY         INTEREST
AMOUNT (000)                                       DATES            RATES            VALUE
------------                                   --------------   --------------   --------------
COMMERCIAL PAPER@ -- (CONTINUED)
ASSET-BACKED -- (CONCLUDED)
                                                04/16/97 to        5.370 to
   $43,500     Eiger Capital Corporation.....     04/18/97          5.430%       $   43,396,135
   74,772      Enterprise Funding               04/16/97 to
                 Corporation.................     04/30/97      5.280 to 5.600       74,510,594
   50,000      New Center Asset Trust........     04/01/97          6.900            50,000,000
   25,000      Triple A One Plus Funding
                 Corporation.................     04/18/97          5.350            24,936,840
                                                                                 --------------
                                                                                    357,793,763
                                                                                 --------------
AUTO & TRUCK -- 3.48%

   40,000      Daimler Benz North America
                 Corporation.................     04/22/97          5.500            39,871,667
                                                04/07/97 to
   88,300      Ford Motor Credit Company.....     04/29/97      5.250 to 5.320       88,138,303
   55,000      PACCAR Financial                 04/01/97 to
                 Corporation.................     04/14/97      5.290 to 5.300       54,964,692
                                                                                 --------------
                                                                                    182,974,662
                                                                                 --------------
BANKING -- 8.48%

   68,000      Abbey National North             04/02/97 to
                 America.....................     04/23/97      5.250 to 5.750       67,857,715
   45,000      ABN Amro North America Finance   04/03/97 to
                 Incorporated................     04/15/97      5.340 to 5.825       44,950,376
   64,600      B.B.V. Finance (Delaware)        04/03/97 to
                 Incorporated................     04/14/97      5.290 to 5.320       64,557,257
   25,000      Banc One Funding
                 Corporation.................     04/03/97          5.750            24,992,014
   20,000      Canadian Imperial Holdings
                 Incorporated................     04/28/97          5.290            19,920,650
   15,000      Citicorp......................     04/01/97          7.000            15,000,000
   50,000      Cregem North America             04/04/97 to
                 Incorporated................     06/17/97      5.320 to 5.390       49,822,772
   14,750      KFW International Finance
                 Incorporated................     06/09/97          5.340            14,599,034
   48,300      Societe Generale North America   04/04/97 to
                 Incorporated................     04/11/97      5.350 to 5.370       48,247,954
   20,000      Unifunding Incorporated.......     04/10/97          5.350            19,973,250
   49,600      Vereinsbank Finance Delaware
                 Incorporated................     04/08/97          5.480            49,547,149
   26,500      Westpac Capital Corporation...     04/30/97          5.310            26,386,646
                                                                                 --------------
                                                                                    445,854,817
                                                                                 --------------
BROKER-DEALER -- 5.60%

   25,000      CS First Boston
                 Incorporated................     04/17/97          5.310            24,941,000
   35,000      Goldman Sachs Group L.P.......     04/08/97          5.300            34,963,931
   20,000      Merrill Lynch & Company
                 Incorporated................     04/18/97          5.340            19,949,567
  215,000      Morgan Stanley Group             04/01/97 to
                 Incorporated................     05/16/97      5.270 to 6.750      214,468,736
                                                                                 --------------
                                                                                    294,323,234
                                                                                 --------------
BUSINESS SERVICES -- 0.47%

   25,000      Electronic Data Systems
                 Corporation.................     04/14/97          5.320            24,951,972
                                                                                 --------------

CHEMICALS -- 0.95%

   50,000      Great Lakes Chemical             04/03/97 to
                 Corporation.................     04/24/97      5.240 to 5.540       49,887,986
                                                                                 --------------

COMPUTER HARDWARE -- 0.57%

   30,000      International Business
                 Machines....................     04/22/97          5.250            29,908,125
                                                                                 --------------

CONSUMER DURABLES -- 0.55%

   29,000      Clorox Company................     04/01/97          6.800            29,000,000
                                                                                 --------------

PAINEWEBBER CASHFUND, INC.

 PRINCIPAL                                        MATURITY         INTEREST
AMOUNT (000)                                       DATES            RATES            VALUE
------------                                   --------------   --------------   --------------
COMMERCIAL PAPER@ -- (CONTINUED)
DRUGS & MEDICINE -- 7.75%

                                                04/04/97 to        5.300 to
   $65,000     Bayer Corporation.............     04/23/97          5.380%       $   64,901,094
                                                04/24/97 to
   60,000      Lilly (Eli) & Company.........     07/28/97      5.320 to 5.350       59,407,245
  131,437      Novartis Finance                 04/01/97 to
                 Corporation.................     04/11/97      5.280 to 5.480      131,366,804
                                                04/04/97 to
  152,100      Pfizer Incorporated...........     05/02/97      5.280 to 5.530      151,767,956
                                                                                 --------------
                                                                                    407,443,099
                                                                                 --------------
ELECTRONICS -- 2.27%

   49,900      Rockwell International
                 Corporation.................     04/16/97          5.300            49,789,804
                                                04/01/97 to
   70,000      Siemens Capital Corporation...     04/22/97      5.270 to 5.320       69,865,967
                                                                                 --------------
                                                                                    119,655,771
                                                                                 --------------
ENERGY -- 2.85%

   50,000      Chevron Oil Finance Company...     04/07/97          5.450            49,954,583
   49,000      Exxon Imperial U.S.
                 Incorporated................     04/01/97          5.300            49,000,000
   40,000      Mobil Australia Finance
                 Company.....................     04/30/97          5.300            39,829,222
   11,000      Shell Oil Company.............     04/14/97          5.450            10,978,352
                                                                                 --------------
                                                                                    149,762,157
                                                                                 --------------
FINANCE-CONDUIT -- 7.30%

                                                04/03/97 to
   38,600      ANZ (Delaware) Incorporated...     08/19/97      5.260 to 5.300       38,336,037
   69,625      Commerzbank U.S. Finance         04/15/97 to
                 Incorporated................     05/12/97      5.270 to 5.320       69,382,162
   41,796      MetLife Funding                  04/03/97 to
                 Incorporated................     05/01/97      5.290 to 5.310       41,696,677
   20,000      SBNSW (Delaware)
                 Incorporated................     04/14/97          5.300            19,961,722
  145,000      Toronto-Dominion Holdings        04/07/97 to
                 U.S.A. Incorporated.........     06/04/97      5.280 to 5.390      144,388,631
   70,000      UBS Finance (Delaware)
                 Incorporated................     04/01/97          6.750            70,000,000
                                                                                 --------------
                                                                                    383,765,229
                                                                                 --------------

FINANCE-CONSUMER -- 0.23%

   12,000      American General Finance
                 Corporation.................     04/21/97          5.320            11,964,533
                                                                                 --------------

FINANCE-DIVERSIFIED -- 1.33%

   70,000      Associates Corporation of        04/09/97 to
                 North America...............     04/25/97          5.310            69,834,800
                                                                                 --------------

FINANCE-INDEPENDENT -- 1.10%

   58,150      National Rural Utilities
                 Cooperative Finance            04/01/97 to
                 Corporation.................     04/14/97      5.250 to 5.300       58,134,402
                                                                                 --------------

FINANCE-SUBSIDIARY -- 6.93%

   50,000      Creditanstalt Finance
                 Incorporated................     04/04/97      5.280 to 5.300       49,977,975
   55,000      Deutsche Bank Financial          04/11/97 to
                 Incorporated................     04/17/97      5.285 to 5.335       54,887,650
   98,000      Dresdner U.S. Finance            04/02/97 to
                 Incorporated................     04/24/97      5.520 to 5.800       97,815,933
  162,100      National Australia Funding       04/07/97 to
                 (Delaware) Incorporated.....     05/05/97      5.240 to 5.340      161,687,537
                                                                                 --------------
                                                                                    364,369,095
                                                                                 --------------

PAINEWEBBER CASHFUND, INC.

 PRINCIPAL                                        MATURITY         INTEREST
AMOUNT (000)                                       DATES            RATES            VALUE
------------                                   --------------   --------------   --------------
COMMERCIAL PAPER@ -- (CONCLUDED)
FOOD & BEVERAGE -- 2.69%

   $7,000      American Brands
                 Incorporated................     04/10/97          5.320%       $    6,990,690
                                                04/01/97 to
   95,000      Campbell Soup Company.........     08/19/97      5.240 to 5.500       94,337,235
   40,000      Sara Lee Corporation..........     04/07/97          5.630            39,962,467
                                                                                 --------------
                                                                                    141,290,392
                                                                                 --------------
INSURANCE -- 2.18%

  105,000      Prudential Funding               04/02/97 to
                 Corporation.................     04/09/97      5.250 to 5.570      104,948,492
   10,000      Transamerica Corporation......     04/04/97          5.320             9,995,567
                                                                                 --------------
                                                                                    114,944,059
                                                                                 --------------
INSURANCE-PROPERTY/CASUALTY -- 1.80%

   20,000      A.I. Credit Corporation.......     04/09/97          5.260            19,976,622
                                                04/16/97 to
   75,000      AIG Funding Incorporated......     04/22/97      5.290 to 5.320       74,807,462
                                                                                 --------------
                                                                                     94,784,084
                                                                                 --------------

MANUFACTURING-DIVERSIFIED -- 0.28%

   15,000      BTR Dunlop Finance
                 Incorporated................     04/03/97          5.320            14,995,567
                                                                                 --------------

METALS & MINING -- 2.17%

                                                04/07/97 to
   76,850      RTZ America Incorporated......     05/14/97      5.270 to 5.400       76,568,347
                                                04/02/97 to
   37,800      U.S. Borax Incorporated.......     06/10/97      5.300 to 5.350       37,702,135
                                                                                 --------------
                                                                                    114,270,482
                                                                                 --------------
MISCELLANEOUS -- 0.28%

   15,000      Beta Finance Incorporated.....     04/15/97          5.330            14,968,908
                                                                                 --------------

OIL EQUIPMENT & SERVICES -- 0.11%

    6,000      Colonial Pipeline Company.....     04/11/97          5.290             5,991,183
                                                                                 --------------

PRINTING AND PUBLISHING -- 0.38%

   20,000      Reed Elsevier Incorporated....     04/08/97          5.300            19,979,389
                                                                                 --------------

TELECOMMUNICATIONS -- 2.96%

   40,000      Ameritech Capital Funding
                 Corporation.................     07/10/97          5.280            39,413,333
   85,150      BellSouth Capital Funding        04/08/97 to
                 Corporation.................     06/10/97      5.260 to 5.300       84,819,644
   31,500      SBC Communications Capital
                 Corporation.................     04/09/97          5.330            31,462,690
                                                                                 --------------
                                                                                    155,695,667
                                                                                 --------------
UTILITY-ELECTRIC -- 0.19%

   10,000      Florida Power Corporation.....     04/17/97          5.550             9,975,333
                                                                                 --------------
                                                                                  3,734,418,765
Total Commercial Paper (cost --
$3,734,418,765) .............................
                                                                                 --------------

PAINEWEBBER CASHFUND, INC.

 PRINCIPAL                                        MATURITY         INTEREST
AMOUNT (000)                                       DATES            RATES            VALUE
------------                                   --------------   --------------   --------------
SHORT TERM CORPORATE OBLIGATIONS -- 8.88%
AUTO & TRUCK -- 0.19%

   $10,000     Ford Motor Credit Company*....     04/01/97          5.730%       $   10,000,000
                                                                                 --------------

BROKER-DEALER -- 4.70%

   70,000      Bear Stearns Companies           04/01/97 to
                 Incorporated*...............     04/30/97      5.438 to 5.718       70,000,000
   80,000      Bear Stearns Companies           04/21/97 to
                 Incorporated................     01/14/98      5.750 to 6.010       80,002,316
   72,000      Merrill Lynch & Company
                 Incorporated*...............     04/01/97      5.430 to 5.750       71,995,686
   25,000      Merrill Lynch & Company          05/12/97 to
                 Incorporated................     05/14/97      5.880 to 5.900       24,999,835
                                                                                 --------------
                                                                                    246,997,837
                                                                                 --------------
FINANCE-DIVERSIFIED -- 0.95%

   30,000      Associates Corporation of
                 North America*..............     04/01/97          5.570            29,980,054
   20,000      CIT Group Holdings
                 Incorporated*...............     04/01/97          5.600            19,998,514
                                                                                 --------------
                                                                                     49,978,568
                                                                                 --------------
INSURANCE -- 0.47%

   25,000      Prudential Funding
                 Corporation.................     01/06/98          5.660            25,000,000
                                                                                 --------------

MISCELLANEOUS -- 2.57%

   45,000      Beta Finance Incorporated*....     04/01/97      5.690 to 5.730       45,000,000
                                                04/10/97 to
   90,000      Beta Finance Incorporated.....     03/13/98      5.550 to 6.080       89,999,817
                                                                                 --------------
                                                                                    134,999,817
                                                                                 --------------
                                                                                    466,976,222
Total Short Term Corporate Obligations (cost
-- $466,976,222) ............................
                                                                                 --------------

REPURCHASE AGREEMENTS -- 0.35%
   17,933      Repurchase Agreement dated
                 03/31/97 with Citicorp
                 Securities Incorporated,
                 collateralized by
                 $18,465,000 U.S. Treasury
                 Bill, due 05/29/97;
                 Proceeds: $17,936,176.......     04/01/97          6.375            17,933,000
      280      Repurchase Agreement dated
                 03/31/97 with State Street
                 Bank & Trust Company,
                 collateralized by $270,355
                 U.S. Treasury Bond, 7.500%
                 due 11/15/16; Proceeds:
                 $280,039....................     04/01/97          5.000               280,000
                                                                                 --------------
                                                                                     18,213,000
Total Repurchase Agreements (cost --
$18,213,000).................................
                                                                                 --------------
Total Investments (cost -- $5,277,090,755                                         5,277,090,755
which approximates cost for federal
  tax purposes) -- 100.32%...................
                                                                                    (16,622,769)
Liabilities in excess of other assets --
(0.32)%......................................
                                                                                 --------------
Net Assets (applicable to 5,261,956,665                                          $5,260,467,986
shares outstanding at $1.00 per
  share) -- 100.00%..........................
                                                                                 --------------
                                                                                 --------------

-----------------

  * Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of March 31, 1997 and reset periodically.

  @ Interest rates shown are discount rates at date of purchase.

                       Weighted Average Maturity--46 days

                 See accompanying notes to financial statements

PAINEWEBBER CASHFUND, INC.

STATEMENT OF OPERATIONS                        FOR THE YEAR ENDED MARCH 31, 1997

Interest income.......................................................................................  $ 284,462,770
                                                                                                        -------------

EXPENSES:
Investment advisory and administration................................................................     19,013,158
Transfer agency and service fees......................................................................      8,067,200
Reports and notices to shareholders...................................................................      3,787,009
Custody and accounting................................................................................      1,215,633
Federal and state registration........................................................................        311,654
Legal and audit.......................................................................................        302,371
Insurance.............................................................................................        105,321
Directors' fees.......................................................................................         12,250
Other expenses........................................................................................         44,504
                                                                                                        -------------
                                                                                                           32,859,100
                                                                                                        -------------
Net investment income.................................................................................    251,603,670
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS.......................................................         96,707
                                                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................................  $ 251,700,377
                                                                                                        -------------
                                                                                                        -------------

                 See accompanying notes to financial statements

PAINEWEBBER CASHFUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE YEARS ENDED MARCH 31,
                                                    ---------------------------------
                                                         1997              1996
                                                    ---------------   ---------------
FROM OPERATIONS:
Net investment income.............................   $  251,603,670    $  238,494,636
Net realized gains from investment transactions...           96,707           331,945
                                                    ---------------   ---------------
Net increase in net assets resulting from
  operations......................................      251,700,377       238,826,581
                                                    ---------------   ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.............................     (251,603,670)     (238,494,636)
                                                    ---------------   ---------------
Net increase (decrease) in net assets derived from
  capital share transactions......................      (48,186,525)    1,607,547,540
                                                    ---------------   ---------------
Net increase (decrease) in net assets.............      (48,089,818)    1,607,879,485

NET ASSETS:
Beginning of year.................................    5,308,557,804     3,700,678,319
                                                    ---------------   ---------------
End of year.......................................   $5,260,467,986    $5,308,557,804
                                                    ---------------   ---------------
                                                    ---------------   ---------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Cashfund, Inc. (the "Fund"), was organized under the laws of Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's Board of Directors has approved an investment advisory and administration contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In

NOTES TO FINANCIAL STATEMENTS

accordance with the Advisory Contract, PaineWebber receives compensation from the Fund, computed daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of assets in excess of $5.5 billion. At March 31, 1997, the Fund owed PaineWebber $1,642,870 in investment advisory and administration fees.

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber serves as sub-adviser to the Fund pursuant to a Sub-Advisory Contract between PaineWebber and Mitchell Hutchins. In accordance with the sub-advisory contract, PaineWebber (not the Fund) pays Mitchell Hutchins for sub-advisory services provided.

TRANSFER AGENCY SERVICE FEES

  The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for services not provided by the Funds's transfer agent. For these services for the year ended March 31, 1997, PaineWebber earned $2,893,343. At March 31, 1997, the Fund owed PaineWebber $227,152 for such shareholder service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

  At March 31, 1997, the amounts payable for investments purchased and dividends payable aggregated $28,067,662 and $4,946,215 respectively.

FEDERAL TAX STATUS

  The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

  At March 31, 1997, the Fund had a net capital loss carryforward of $1,317,408. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

NOTES TO FINANCIAL STATEMENTS

CAPITAL SHARE TRANSACTIONS

  There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                               FOR THE YEARS ENDED MARCH 31,
                                                                              --------------------------------
                                                                                   1997             1996
                                                                              ---------------  ---------------
Shares sold.................................................................   21,275,322,387   18,372,688,369
Shares repurchased..........................................................  (21,566,944,490) (16,994,663,459)
Dividends reinvested in additional Fund shares..............................      243,435,578      229,522,630
                                                                              ---------------  ---------------
Net increase (decrease) in shares outstanding...............................      (48,186,525)   1,607,547,540
                                                                              ---------------  ---------------
                                                                              ---------------  ---------------

PAINEWEBBER CASHFUND, INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                                               FOR THE YEARS ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1997           1996           1995           1994           1993
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year......  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                               ------         ------         ------         ------         ------
Net investment income...................       0.0482         0.0523         0.0433         0.0272         0.0317
Dividends from net investment income....      (0.0482)       (0.0523)       (0.0433)       (0.0272)       (0.0317)
                                               ------         ------         ------         ------         ------
Net asset value, end of year............  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------
Total investment return(1)..............         4.93%          5.36%          4.44%          2.75%          3.17%
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).........    $5,260,468     $5,308,558     $3,700,678     $3,436,278     $3,774,298
Expenses to average net assets..........         0.63%          0.60%          0.62%          0.61%          0.57%
Net investment income to average net
 assets.................................         4.82%          5.24%          4.35%          2.73%          3.17%

(1)TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH YEAR REPORTED, REINVESTMENT OF ALL DIVIDENDS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH YEAR REPORTED.

PAINEWEBBER CASHFUND, INC.

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

The Board of Directors and Shareholders
PaineWebber Cashfund, Inc.

  We have audited the accompanying statement of net assets of PaineWebber Cashfund, Inc. as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Cashfund, Inc. as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

                                              [ERNST & YOUNG SIGNATURE]

New York, New York
May 13, 1997

PAINEWEBBER CASHFUND, INC.

TAX INFORMATION -- (UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (March 31, 1997) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all distributions paid during the fiscal year were derived from net investment income and are taxable as ordinary income. No portion of these distributions qualifies for the dividends received deduction available to corporate shareholders.

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar 1997. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

--------------------------------------------------------------------------------

DIRECTORS

E. Garrett Bewkes, Jr.                           Meyer Feldberg
CHAIRMAN
                                                 George W. Gowen
Margo N. Alexander
                                                 Frederic V. Malek
Richard Q. Armstrong
                                                 Carl W. Schafer
Richard R. Burt

Mary C. Farrell



PRINCIPAL OFFICERS

Margo N. Alexander                               Julian F. Sluyters
PRESIDENT                                        VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld                            Dennis McCauley
VICE PRESIDENT                                   VICE PRESIDENT

Dianne E. O'Donnell                              Susan P. Ryan
VICE PRESIDENT AND SECRETARY                     VICE PRESIDENT



ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019



INVESTMENT ADVISERS

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019





THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

ANNUAL REPORT

PAINEWEBBER
1997 PAINEWEBBER INCORPORATED
MEMBER SIPC

PAINEWEBBER


-------------------
CASHFUND INC.




MARCH 31, 1997